INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2020
Disclosure of investments in associates and joint ventures [abstract]
Disclosure of investment in associates and joint ventures [text block]

NOTE 14 – INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The detail of the investments in associates and joint ventures is as follows:

	December 31, 2020		December 31, 2019
Associates	Ps.	1,029,243	Ps.	985,497
Joint ventures		79		2,465
Total	Ps.	1,029,322	Ps.	987,962

The following table shows the balances of each investment in associates and joint ventures as of December 31, 2020 and 2019, and Grupo Aval’s ownership interest percentage in those entities:

	December 31, 2020			December 31, 2019
	Ownership	Book		Ownership	Book
	interest	value		interest	value
Associates
Gas Natural de Lima y Callao S.A. - Cálidda	40%	Ps.	455,704	40%	Ps.	435,359
Gases del Caribe S.A. E.S.P.	31%		293,631	31%		268,234
Credibanco S.A.	25%		200,636	25%		200,953
Redeban Multicolor S.A.	20%		23,635	20%		22,825
A.C.H Colombia S.A.	34%		22,811	34%		17,187
Colombiana de Extrusión S.A. Extrucol	30%		11,718	30%		12,539
Energía Eficiente S.A.	39%		10,133	39%		10,119
Servicios de Identidad Digital S.A.S.	33%		4,905	33%		2,352
ADL Digital Lab S.A.S.	34%		1,929	34%		404
Aerocali S.A.	50%		1,844	50%		12,648
Metrex S.A.	18%		1,775	18%		2,080
Concentra Inteligencia en Energía S.A.S.	24%		522	29%		692
C.I. Acepalma S.A. (*)	—%		—	0%		105

		Ps.	1,029,243		Ps.	985,497

(*)   Grupo Aval has significant influence over C.I. Acepalma S.A. due to its participation in the Board of Directors. On November 2019, 98% of the shares held were sold.

	December 31, 2020			December 31, 2019
	Ownership	Book		Ownership		Book
	interest	value		interest		value
Joint ventures
Cfc Sk Capital S.A.S. (1)	50%	Ps.	79	50%	Ps.	198
Cfc Sk El Dorado Latam Management Company Ltd (1)(2)	50%		—	50%		1,911
Cfc Sk El Dorado Latam Capital Partner Ltd (1) (2)	50%		—	50%		356
		Ps.	79		Ps.	2,465
(1)

Joint businesses executed by Grupo Aval’s subsidiaries with specific purposes wherein the joint business assumes no responsibilities for business results, not requiring significant equity resources from Grupo Aval.

(2)

We hold a 50% stake in CFC SK Management Company Ltda. and CFC SK Capital Partners. On December 4, 2020, the boards of directors of these companies decided that these entities would enter into a liquidation process, leaving their net assets at Ps.0. The balance of these investments remains at Ps.0 as of December 31, 2020. These are expected to be liquidated during 2021.

All of our associates and joint ventures are domiciled in Colombia, with the exception of Gas Natural de Lima y Callao S.A. – Calidda wich resides in Perú,  Cfc Sk Eldorado Latam Management Company Ltd. and Cfc Sk Eldorado Latam Capital Partners, Ltd. which are domiciled in Cayman Islands.

The main corporate purpose of Grupo Aval´s associates is described as follows:

	Associate	Corporate purpose
1	Gas Natural de Lima y Callao S.A. – Cálidda	Gas distribution
2	Gases del Caribe S.A. E.S.P.	Gas distribution
3	Credibanco S.A.	Payment processing
4	Redeban Multicolor S.A.	Payment processing
5	A.C.H. Colombia S.A.	Financial transactions
6	Colombiana de Extrusión S.A. - Extrucol	Networks and infrastructure
7	Energía Eficiente S.A.	Gas distribution
8	Servicios de Identidad Digital S.A.S.	Digital services
9	ADL Digital Lab S.A.S.	Tecnology or digital services
10	Aerocali S.A	Projects in airport infrastructure
11	Metrex S.A.	Manufacturing and commercialization of industrial equipment
12	Concentra Inteligencia en Energía S.A.S.	Gas distribution
13	C.I. Acepalma S.A.	Oil palm farming and subproducts

As of December 31, 2020, and 2019, Grupo Aval did not have contingent assets as income receivable that arose from any contractual difference with any concession, other than a tariff recognition. There were also no contingent liabilities for fines or sanctions imposed by the Government in the development of concession contracts for possible contractual breaches.

A roll-forward of investments in associates and joint ventures accounts is shown below for the years ended at December 31, 2020, 2019 and 2018:

Associates

	December 31,		December 31,		December 31,
	2020		2019		2018
Balance at the beginning of the year	Ps.	985,497	Ps.	975,032	Ps.	925,823
Change in accounting policy (IFRS 9)		—		—		(3,691)
Acquisitions		—		2,789		—
Participation in the profit or loss of the period		222,825		231,693		195,991
Participation in Other Comprehensive Income		13,059		(9,061)		22,400
Dividends received		(221,076)		(192,602)		(171,899)
Capitalization reductions		5,333		—		—
Sale of investments		—		(5,125)		—
Entity Liquidation		—		(4,956)		—
Allowance for Impairment		—		(225)		—
Reclassifications		(57)		—		—
Exchange difference		23,662		(12,048)		6,408
Year-end balance	Ps.	1,029,243	Ps.	985,497	Ps.	975,032

Joint ventures

	December 31,		December 31,		December 31,
	2020			2019	2018
Balance at the beginning of the year	Ps.	2,465	Ps.	7,711	Ps.	117,191
Participation in the period profit or loss		(2,663)		(2,067)		1,724
Dividends received		(51)		(3,310)		—
Allowance for impairment (*)		—		—		(111,783)
Exchange difference		328		131		579
Year-end balance	Ps.	79	Ps.	2,465	Ps.	7,711

(*)   Impairment of the investment in the Concesionaria Ruta del Sol S.A.S. joint businesses (CRDS).

The condensed financial information of the associates and joint ventures registered based on the equity method is as follows:

Associates

The following table details the financial information of the associates:

At the time calculating the equithy method, the year-end financial information of associates is not available. Therefore, the information of the immediately preceding month for the years 2020 and 2019 is used.

December 31, 2020

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Gas Natural de Lima y Callao S.A. – Cálidda	Ps.	3,995,219	Ps.	2,819,672	Ps.	1,175,547	Ps.	2,075,243	Ps.	1,819,121	Ps.	256,122
Gases del Caribe S.A.		3,139,758		2,172,442		967,316		2,258,914		1,899,868		359,046
Credibanco S.A.		344,039		143,612		200,427		252,500		234,732		17,768
Redeban Multicolor S.A.		733,691		616,704		116,987		241,961		237,953		4,008
A.C.H. Colombia S.A.		127,457		59,985		67,472		143,394		97,311		46,083
Colombiana de Extrusión S.A. Extrucol		69,520		30,460		39,060		68,994		64,284		4,710
Energía Eficiente S.A.		81,828		55,662		26,166		223,840		223,803		37
Servicios de Identidad Digital S.A.S.		16,745		2,030		14,715		198		8,538		(8,340)
ADL Digital Lab SAS		25,347		19,673		5,674		20,416		15,932		4,484
Aerocali S.A.		43,968		40,280		3,688		60,105		81,712		(21,607)
Metrex S.A.		31,416		21,551		9,865		27,224		26,946		278
Concentra Inteligencia en Energía S.A.S.		2,751		560		2,191		1,689		2,374		(685)
	Ps.	8,611,739	Ps.	5,982,631	Ps.	2,629,108	Ps.	5,374,478	Ps.	4,712,574	Ps.	661,904

December 31, 2019

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Gas Natural de Lima y Callao S.A. - Cálidda	Ps.	3,586,674	Ps.	2,432,743	Ps.	1,153,931	Ps.	2,216,510	Ps.	1,951,117	Ps.	265,393
Gases del Caribe S.A.		2,875,918		1,993,317		882,601		2,040,033		1,761,015		279,018
Credibanco S.A.		373,818		176,118		197,700		282,888		238,143		44,745
Redeban Multicolor S.A.		231,453		118,474		112,979		254,615		238,215		16,400
A.C.H. Colombia S.A.		86,801		35,964		50,837		103,702		72,534		31,168
Colombiana de Extrusión S.A. Extrucol		77,724		35,929		41,795		108,772		101,872		6,900
Energía Eficiente S.A.		74,985		49,451		25,534		307,435		302,606		4,829
Servicios de Identidad Digital S.A.S.		7,824		769		7,055		1		53		(52)
ADL Digital Lab SAS		1,189		—		1,189		—		11		(11)
Aerocali S.A.		82,107		56,812		25,295		155,643		136,736		18,907
Metrex S.A.		33,408		21,852		11,556		30,561		28,689		1,872
Concentra Inteligencia en Energía S.A.S.		2,829		400		2,429		2,006		1,628		378
C.I. Acepalma		240,527		193,974		46,553		528,203		520,083		8,120
Concesionaria Tibitoc S.A. (*)		56,223		281		55,942		2,459		1,313		1,146
	Ps.	7,731,480	Ps.	5,116,084	Ps.	2,615,396	Ps.	6,032,828	Ps.	5,354,015	Ps.	678,813

(*)   In December 2019 Concesionaria Tibitoc S.A. disposed of their operation.